Cover	Oct. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 25, 2023
Entity Registrant Name	SERVICENOW, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35580
Entity Tax Identification Number	20-2056195
Entity Address, Address Line One	2225 Lawson Lane
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	501-8550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	NOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001373715
Amendment Flag	false